Cover Page	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K/A
Entity Registrant Name	WESTPORT FUEL SYSTEMS INC.
Amendment Description	INFORMATION CONTAINED IN THIS REPORT ON 6-K/AThis Report on Form 6-K/A (the “Amendment”) amends the Report on Form 6-K filed on August 11, 2025 (the “Original 6-K”) containing the Condensed Consolidated Interim Financial Statements of Westport Fuel Systems, Inc., (the “Company”) for the three and six months ended June 30, 2025 and 2024. The purpose of this Amendment is solely to provide the Company’s Condensed Consolidated Interim Financial Statements for the three and six months ended June 30, 2025 and 2024 formatted in Inline eXtensible Business Reporting Language (“iXBRL”) in accordance with Rule 405 of Regulation S-T and paragraph C.(6)(a)(ii) of the General Instructions to Form 6-K, attached hereto as Exhibit 99.1. Such Condensed Consolidated Interim Financial Statements were previously filed without iXBRL as Exhibit 99.2 to the Original 6-K. Except as described above, this Amendment speaks as of the original filing date of the Original 6-K and does not amend, update or restate any information set forth in the Original 6-K or reflect any events that occurred subsequent to the original filing date of the Original 6-K. The information contained in this Form 6-K, including Exhibits 99.1, is hereby incorporated by reference into the Company’s Registration Statement on Form F-3 (File No. 333-289669) and the registration statement on Form S-8, as amended (Registration No. 333-248912).
Entity Central Index Key	0001370416
Document Period End Date	Jun. 30, 2025
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2